Segment information (Tables)	12 Months Ended
Aug. 31, 2023
Segment information
Summary of reportable business segments

	Year ended August 31, 2023
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	1,612,699	4,038,803	—	5,651,502
Revenue from other segments	867,097	336,683	(1,203,780)	—
Segment revenues	2,479,796	4,375,486	(1,203,780)	5,651,502
Segment gross profit (loss)	(242,590)	1,966,466	(187,450)	1,536,426

Segment loss before tax	(20,363,838)	(623,856)	(170,367)	(21,158,061)
Research and development	5,938,010	—	(233,098)	5,704,912
Office salaries and benefits	2,769,196	1,237,246	7,739	4,014,181

	Year ended August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit (loss)	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	August 31, 2021
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788
Revenue from other segments	142,007	7,476	(149,483)	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788
Segment gross profit (loss)	640,228	1,003,596	(39,642)	1,604,182

Segment (loss) profit before tax
Research and development	(15,517,319)	541,257	(32,255)	(15,008,317)
Office salaries and benefits	1,489,953	—	—	1,489,953

	August 31, 2023
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075

	August 31, 2022
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613